Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Public Utility, Property, Plant and Equipment [Line Items]
Debt component of AFUDC	$ 96	$ 74
Property, plant and equipment, weighted average composite depreciation rate	2.70%	2.70%
Property, plant and equipment, generation remaining service life	22 years	22 years
Property, plant and equipment, other weighted average remaining service life	13 years	13 years
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution weighted average remaining service life	32 years	32 years
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution weighted average remaining service life	40 years	37 years
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission weighted average remaining service life	42 years	42 years
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission weighted average remaining service life	34 years	35 years
Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, straight line depreciation rate	0.50%	0.50%
Property, plant and equipment, generation service life	6 years	2 years
Property, plant and equipment, other service life	3 years	3 years
Minimum | Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution service life	7 years	5 years
Minimum | Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution service life	18 years	18 years
Minimum | Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission service life	20 years	20 years
Minimum | Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission service life	10 years	10 years
Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, straight line depreciation rate	33.00%	33.00%
Property, plant and equipment, generation service life	95 years	95 years
Property, plant and equipment, other service life	80 years	80 years
Maximum | Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution service life	80 years	80 years
Maximum | Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, distribution service life	83 years	83 years
Maximum | Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission service life	85 years	85 years
Maximum | Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, transmission service life	80 years	80 years